UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21566
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mei-Wei Cheng            For       For          Management
1b    Elect Director Jonathan F. Foster       For       For          Management
1c    Elect Director Bradley M. Halverson     For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Roger A. Krone           For       For          Management
1f    Elect Director Patricia L. Lewis        For       For          Management
1g    Elect Director Kathleen A. Ligocki      For       For          Management
1h    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1i    Elect Director Raymond E. Scott         For       For          Management
1j    Elect Director Gregory C. Smith         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date:	August 25, 2023